Basis of presentation	12 Months Ended
Dec. 31, 2020
Disclosure of basis of presentation [Abstract]
Basis of presentation

2Basis of presentation

The Corporation prepares its consolidated financial statements in accordance with Canadian generally accepted accounting principles as set out in the Chartered Professional Accountants of Canada Handbook – Accounting Part I, which incorporates International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors on March 16, 2021.